LEASES-THE COMPANY AS LESSEE (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating Leased Assets [Line Items]
Expiration date of existing leasing arrangements	2036
Rental expense under operating leases	$ 45	$ 30	$ 31
Future minimum lease payments under con-cancelable operating leases [Abstract]
2011	29
2012	25
2013	17
2014	14
2015	10
Thereafter	23
Total minimum lease payments	118
Terminal Facilities in Honolulu [Member]
Operating Leased Assets [Line Items]
Rental expense under operating leases	$ 21	$ 16	$ 16